Investments subject to significant influence: (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Aug. 27, 2021	Jul. 30, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments subject to significant influence
Balance at December 31, 2021			$ 7,701	$ 7,727	$ 14,438	$ 11,860
Purchase of shares			3,601	870		5,318
Change in fair value			1,121	312	(3,777)	(2,220)
Share of loss			(3,077)	(213)	(71)	(90)
Derecognition of investment					(2,998)	(464)
Foreign currency translation			105	(41)	135	34
Impairment				(954)
Balance at September 30, 2022			6,999	7,701	7,727	14,438
Sama Resources Inc [Member] | Investments at Fair Value [Member]
Investments subject to significant influence
Balance at December 31, 2021			5,719	5,498	10,009	6,689
Purchase of shares			0			5,318
Change in fair value			245	221	(4,511)	(1,534)
Share of loss			0
Derecognition of investment						(464)
Foreign currency translation			0
Balance at September 30, 2022			5,474	5,719	5,498	10,009
Fjordland Exploration Inc [Member] | Investments at Fair Value [Member]
Investments subject to significant influence
Balance at December 31, 2021			1,325	1,209	431	1,077
Purchase of shares			0
Change in fair value			876	91	734	(686)
Share of loss			0
Foreign currency translation			41	25	44	40
Balance at September 30, 2022			408	1,325	1,209	431
Sama Nickel Corporation [Member]
Investments subject to significant influence
Purchase of shares	$ 870,000
Sama Nickel Corporation [Member] | Equity Method Investments [Member]
Investments subject to significant influence
Balance at December 31, 2021			657
Purchase of shares			3,601	870
Change in fair value			0
Share of loss			(3,077)	(213)
Foreign currency translation			64
Balance at September 30, 2022			$ 1,117	657
Cmh And Omnisom [Member]
Investments subject to significant influence
Derecognition of investment		$ (1,000)
Cmh And Omnisom [Member] | Equity Method Investments [Member]
Investments subject to significant influence
Balance at December 31, 2021					3,035	3,101
Share of loss					(37)	(66)
Derecognition of investment					(2,998)
Balance at September 30, 2022						3,035
Other | Equity Method Investments [Member]
Investments subject to significant influence
Balance at December 31, 2021				1,020	963	993
Share of loss					(34)	(24)
Foreign currency translation				(66)	91	(6)
Impairment				$ (954)
Balance at September 30, 2022					$ 1,020	$ 963